Acquisitions - Pending acquisitions (Details) $ in Thousands	Apr. 06, 2023 USD ($) item	Oct. 04, 2022 USD ($) item	Sep. 16, 2022 USD ($) shares	Sep. 01, 2022 ft² a	May 12, 2022 USD ($) EquityInstruments	Jan. 31, 2022 USD ($)	Jan. 18, 2022 USD ($) ft² item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration								$ 28,839	$ 1,898
Tryke
Disclosure of detailed information about business combination [line items]
Number of dispensaries | item		6
Working capital adjustment		$ 24,200
Equity consideration		11,700
Deferred consideration classified as a liability		56,700
Deferred consideration classified as equity		59,300
Cash hold-back		2,400
Contingent consideration		$ 9,200
Tryke | ARIZONA
Disclosure of detailed information about business combination [line items]
Number of dispensaries | item		2
Tryke | NEVADA
Disclosure of detailed information about business combination [line items]
Number of dispensaries | item		4
Natural Remedy Patient Center, LLC
Disclosure of detailed information about business combination [line items]
Cash consideration					$ 9,900
Consideration paid					12,800
Equity consideration					900
Contingent consideration					$ 2,000
Natural Remedy Patient Center, LLC | SVS
Disclosure of detailed information about business combination [line items]
Equity consideration number of shares | EquityInstruments					164,098
Bloom
Disclosure of detailed information about business combination [line items]
Cash consideration							$ 71,000
Number of dispensaries | item							4
Number of grow facilities acquired | item							2
Facility area acquired | ft²							63,500
Fair value							$ 145,400
Consideration paid							216,400
Working capital adjustment							$ 19,900
Number of promissory notes | item							3
Bloom | At First Anniversary of Closing of Transaction
Disclosure of detailed information about business combination [line items]
Promissory notes face value							$ 50,000
Bloom | At Second Anniversary of Closing of Transaction
Disclosure of detailed information about business combination [line items]
Promissory notes face value							50,000
Bloom | At Third Anniversary of Closing of Transaction
Disclosure of detailed information about business combination [line items]
Promissory notes face value							$ 60,000
Sapphire Medical Clinics Limited
Disclosure of detailed information about business combination [line items]
Cash consideration						$ 6,700
Fair value						2,100
Contingent consideration						$ 8,800
Equity interest acquired						100.00%
Pueblo West Organics
Disclosure of detailed information about business combination [line items]
Licensed marijuana cultivation facility and processing facility | ft²				75,960
Licensed marijuana dispensary and cultivation facility | ft²				12,000
Licensed outdoor cultivation facility | a				2.1
Four20 Pharma GmbH
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 9,900
Contingent consideration			$ 4,400
Equity interest acquired			55.00%
Non-controlling interest acquired			$ 14,500
Ownership held by selling shareholders			45.00%
Four20 Pharma GmbH | SVS
Disclosure of detailed information about business combination [line items]
Shares held in escrow | shares			723,465
Value of shares held in escrow			$ 3,500
Percentage of shares released from lock up restriction			50.00%
Deseret Wellness LLC
Disclosure of detailed information about business combination [line items]
Number of dispensaries | item	3
Fair value	$ 20,000